Goodwill and Intangibles Narrative (Details) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		$ 88,100,000
Goodwill, Impairment Loss	115,000,000
Finite-Lived Intangible Assets [Member] | Completed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived		600,000
Finite-Lived Intangible Assets [Member] | Distribution channels [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived		$ 400,000